COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands			6 Months Ended
	Feb. 08, 2022 ILS (₪)	Apr. 14, 2019 ILS (₪)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Operating Leased Assets [Line Items]
Bank guarantees | $			$ 26,740		$ 28,737
Income from OCS grants | $			277	$ 208
Damages sought by plaintiff | $			$ 75,000
Plaintiff's payment decided by court | ₪		₪ 40,000
Claim Against Station Enterprises Ltd Regarding Breach Of Lease Agreement [Member]
Operating Leased Assets [Line Items]
Bank guarantees | ₪	₪ 2,492,327
Damages sought by plaintiff | ₪	₪ 1,200,000